INCOME TAXES (Israel and International Components of Income Taxes) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Domestic	$ 15,868	$ 12,297	$ 7,238
Foreign (mainly US)	2,328	3,855	1,351
Income tax expenses (tax benefits)	18,196	16,152	8,589
Current and deferred:
Current	32,323	19,311	9,620
Deferred	(14,127)	(3,159)	(1,031)
Income tax expenses (tax benefits)	$ 18,196	$ 16,152	$ 8,589